UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04985

Templeton Emerging Markets Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _8/31__

Date of reporting period: 2/28/21_

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Semiannual Report
Templeton Emerging
Markets Fund
February 28, 2021

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Emerging Markets Fund 2
Performance Summary 6
Financial Highlights and Statement of Investments 8
Financial Statements 12
Notes to Financial Statements 15
Tax Information 23
Important Information to Shareholders 24
Annual Meeting of Shareholders 26
Dividend Reinvestment and Cash Purchase Plan 27
Shareholder Information 29
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Semiannual Report
SEMIANNUAL REPORT
Templeton Emerging Markets Fund
Dear Shareholder:
This semiannual report for Templeton Emerging Markets
Fund covers the period ended February 28 , 202 1 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing,
under normal market conditions, at least 80% of its net
assets in emerging country equity securities.
Performance Overview
The Fund posted cumulative total returns of +32.38% based
on market price and +25.14% based on net asset value
for the six months under review. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
The novel coronavirus (COVID-19) pandemic pushed
the economies of many emerging market countries into
contractions during the six months ended February 28, 2021.
China was a notable exception, however, and the severity
of the contractions in other countries has generally reduced over time. Emerging market central banks mostly held
their interest rates steady, maintaining the accommodative
monetary policies they adopted prior to the period to
support their economies. After a small dip in September
2020, emerging market equities posted significant gains in
the fourth quarter. Concerns of new strains and outbreaks
of COVID-19 were outweighed by news of vaccine
breakthroughs, which fueled optimism about economies
reopening, and U.S. stimulus measures. Equity gains slowed
in 2021, due in part to investor concerns about inflation and stock overvaluation.
Regarding individual countries, China’s year-on-year growth
rate accelerated in the third and fourth quarters of 2020,
driven by retail sales and industrial production. Taiwan’s
year-on-year growth rate also accelerated in the third and
fourth quarters—hitting a nearly 10-year high rate in the
fourth quarter—aided by government stimulus and foreign
demand for electronics parts. South Korea’s year-on-year
growth rate contracted in the third and fourth quarters, partly due to negative growth in construction, consumption and
exports. The year-on-year growth rate of India contracted
in the third quarter before growing modestly in the fourth
quarter, aided by growth in private and public spending,
manufacturing and construction. Russia’s year-on-year
growth rate contracted in the third quarter, with low oil prices hurting the country’s energy export-dependent economy.
Brazil’s year-on-year growth rates contracted in the third and fourth quarters of 2020, dragged down by contractions in
exports.
Turning to specific countries’ monetary policies, the People’s
Bank of China held its benchmark loan prime rate steady
during the period. The central banks of Taiwan, South Korea,
Brazil and Russia left their benchmark interest rates—all at record lows entering the period—unchanged. India also held
its benchmark interest rate steady.
In this environment, emerging market stocks, as measured
by the MSCI Emerging Markets Index-NR, posted a
+22.32% total return for the six months ended February
28, 2021.
1
Chinese equities rose during the period, though
they generally lagged their emerging market peers. The
country’s continued economic recovery, which has been the
most robust of any major economy, provided a foundation
Geographic Composition
2/28/21
% of Total
Net Assets
Asia 78.5%
Europe 9.1%
Latin America & Caribbean 6.8%
Middle East & Africa 4.2%
North America 1.2%
Short-Term Investments & Other Net Assets 0.2%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
9
.

Templeton Emerging Markets Fund

franklintempleton.com
Semiannual Report
for investor confidence. Gains were limited, however,
by increased Chinese government regulation of internet
companies, new U.S. government restrictions on investment
in Chinese companies and investor concerns that monetary
policy could tighten. Taiwanese equities grew significantly
during the period, with the country’s export-dependent
economy benefiting from the strong performance of large
technology-related companies. The government’s successful
efforts to control COVID-19 have helped the economy avoid
any post-COVID-19 quarterly contractions. Russian equities
rose due mostly to fourth-quarter 2020 gains fueled by
higher oil prices and improved projections for global energy demand. Brazilian equities rose during the period due to an
economic rebound in late 2020 following massive stimulus
measures. Gains were limited by monthly declines early
and late in the period due to concerns about COVID-19,
weakness of the Brazilian real and government interference
in a state-owned oil company.
Investment Strategy
Our investment strategy employs a fundamental, value-
oriented, long-term approach. We focus on the market price
of a company’s securities relative to our evaluation of the
company’s long-term earnings, asset value and cash flow
potential. As we look for investments, we focus on specific
companies and undertake in-depth research to construct an
action list from which we make our buy decisions. Before
we make a purchase, we look at the company’s potential
for earnings and growth over a five-year horizon. During
our analysis, we also consider the company’s position in its sector, the economic framework and political environment.
Manager’s Discussion
During the six months under review, key contributors to the
Fund’s absolute performance included Samsung Electronics,
Taiwan Semiconductor Manufacturing Co. (TSMC) and
Tencent Holdings.
A leading global semiconductor manufacturer, Samsung
Electronics is also one of the world’s biggest smartphone
producers as well as a key supplier of organic light-emitting diode (LED) displays. An improving outlook for the memory
chip market boosted the stock. The company has benefited
from the global shortage of chips, raising expectations of
strong earnings in the coming quarters. New foundry orders
from high-profile clients further lifted market confidence
in its chip-making business. Investors also eyed potential
market share gains for Samsung across the semiconductor,
smartphone, and fifth generation wireless technology (5G)
network equipment industries amid U.S. restrictions against
Chinese technology companies.
TSMC is one of the world’s leading semiconductor makers
and counts major technology companies among its clients.
The company has been a beneficiary of increased demand
from cloud applications related to remote working and online education, trends which the pandemic has accelerated.
The chip maker’s better-than-expected fourth-quarter 2020
profit, upgraded sales growth forecasts and increased
capital spending targets boosted investors’ longer-term
outlook for the company. With its world-leading market
position and dominance in producing cutting-edge chips,
investors continue to view TSMC as a beneficiary of growing
global demand for high-performance computing and other
technologies.
Tencent is one of the largest internet services companies in
China. The company provides online gaming, social network,
financial technology, cloud and other entertainment-related
services. Above-consensus revenue and net profit in the
second and third quarters of 2020, driven by strong growth in its online gaming business, continued to support the upward
share-price trend. The successful listing of an online video company in which Tencent has a stake and the development
of new initiatives led investors to maintain a positive view on the stock. Shares faced some short-term pressure, however,
as China unveiled draft anti-monopoly rules for its internet industry.
Conversely, major detractors from absolute performance
included Alibaba Group Holding, B2W Cia Digital and China
Resources Cement Holdings.
Top 10 Countries
2/28/21
a
% of Total
Net Assets
a a
China 29.8%
South Korea 21.8%
Taiwan 17.3%
India 6.7%
Russia 6.0%
Brazil 5.3%
South Africa 4.2%
United Kingdom 2.0%
Thailand 1.6%
United States 1.2%

Templeton Emerging Markets Fund

franklintempleton.com
Semiannual Report
Alibaba is the leading e-commerce company in China. It
also provides cloud computing services and is involved in
payment, financing and logistics services. Shares fell as
regulators stepped up their scrutiny of the internet industry through a series of actions, including the release of draft
online microlending and anti-monopoly rules. Alibaba also
grappled with a halt to its plan to publicly list its financial technology arm, as well as an antitrust probe into its
merchant policy. Operationally, the company reported solid
revenue and earnings growth for the December quarter of
2020 which exceeded market expectations.
B2W Cia Digital is a major Brazilian e-commerce company.
Although the company reported above-consensus third-
quarter 2020 corporate results supported by a double-digit
growth in gross merchandise value, shares lagged on lower
growth trends versus its peers. Vaccine-driven optimism also diverted investors’ interest away from digital companies that had fared well during the lockdown.
China Resources Cement is a leading cement and concrete
producer in southern China. Sentiment in the stock was
impacted by concerns about the possibility of tightening
government policy in the property sector. Third-quarter 2020 corporate results, however, exceeded market expectations.
In the past six months, we increased the Fund’s holdings
in Taiwan, South Africa and Brazil due to the availability of what we deemed to be attractive investment opportunities.
In terms of sectors, additions were made in consumer
discretionary, real estate and financials. We initiated
exposure to several new investments as we continued
to identify companies with sustainable earnings power
trading at a discount to their intrinsic worth. Key additions included China Resources Land, one of the leading
property investment and development companies in
China, Flat Glass Group, a leading Chinese photovoltaic
glass manufacturer, and LegoChem Biosciences, a South
Korean biopharmaceutical company. We also added
to our existing high-conviction portfolio holdings with
purchases in MediaTek, a major Taiwanese integrated
circuit design company, Samsung Life Insurance, one of
the largest insurance companies in South Korea, and the
aforementioned Alibaba.
In contrast, the Fund reduced its investments in Russia,
China and the U.S. in favor of opportunities we found more
compelling. Sectors which experienced the largest sales
were communication services, energy and materials. Key
reductions included Tencent Music Entertainment Group,
an online music entertainment platform operator in China,
Mail.Ru Group, a Russian internet company, and Baidu, a
Chinese language internet search provider. The Fund
liquidated its positions in China Mobile, a Chinese wireless telecommunications provider, CNOOC, a Chinese energy
company, and Sunny Optical Technology Group, a prominent
manufacturer of optical-related products in China.
It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the six months ended February 28, 2021, the U.S. dollar
declined in value relative to most currencies. As a result, the
Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S.
currency exposure. However, one cannot expect the same
result in future periods.
Effective April 1, 2021, Andrew Ness was added as co-lead
portfolio manager, joining current co-lead portfolio manager
Chetan Sehgal.
Thank you for your continued participation in Templeton
Emerging Markets Fund. We look forward to serving your
future investment needs.
Top 10 Holdings
2/28/21
Company
Industry , Country
% of Total
Net Assets
a a
Taiwan Semiconductor Manufacturing Co. Ltd. 12.6%
Semiconductors & Semiconductor Equipment,
Taiwan
Samsung Electronics Co. Ltd. 11.1%
Technology Hardware, Storage & Peripherals,
South Korea
Tencent Holdings Ltd. 9.2%
Interactive Media & Services, China
Alibaba Group Holding Ltd. 8.9%
Internet & Direct Marketing Retail, China
NAVER Corp. 4.6%
Interactive Media & Services, South Korea
Naspers Ltd. 3.8%
Internet & Direct Marketing Retail, South Africa
ICICI Bank Ltd. 3.6%
Banks, India
LG Corp. 2.4%
Industrial Conglomerates, South Korea
MediaTek , Inc. 2.4%
Semiconductors & Semiconductor Equipment,
Taiwan
Brilliance China Automotive Holdings Ltd. 2.2%
Automobiles, China

Templeton Emerging Markets Fund

franklintempleton.com
Semiannual Report
Sincerely,
Chetan Sehgal, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 28, 2021
Templeton Emerging Markets Fund

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/21
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
6-Month +25.14% +32.38% +25.14% +32.38%
1-Year +38.11% +47.86% +38.11% +47.86%
5-Year +146.42% +162.87% +19.77% +21.32%
10-Year +56.08% +59.36% +4.55% +4.77%
Distributions
(9/1/20–2/28/21)
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
$0.1803 $0.0449 $0.4318 $0.6570
See page 7 for Performance Summary footnotes.

Templeton Emerging Markets Fund
Performance Summary

franklintempleton.com
Semiannual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency volatility, economic instability, and social and political developments of countries where the Fund invests. Emerging markets are subject to all of the risks of foreign investing gener-
ally and involve heightened risks due to these markets’ smaller size and lesser liquidity, and lack of established legal, political, business and social frameworks to support securities markets. Some of these heightened risks may include political and social uncertainty (for example, regional conflicts and risk of war);
pervasiveness of corruption and crime in these countries’ economic systems; delays in settling portfolio securities transactions; risk of loss arising out of the system of share registration and custody used in these countries; greater sensitivity to interest rate changes; currency and capital controls; currency exchange rate volatility; and inflation, deflation or currency devaluation. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
The Fund may invest in eligible China A shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong
Kong Stock Connect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock
Connect program (collectively, “Stock Connect”) and may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the
China-Hong Kong Bond Connect program (“Bond Connect”).
Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, investors in Stock
Connect Securities are generally subject to Chinese securities regulations and the listing rules of the respective Exchange, among other restrictions. In addition,
Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in Stock Connect Securities. Trading in the Stock Connect program is subject to trading, clearance and settle-
ment procedures that are untested in China, which could pose risks to the Fund. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled. In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai
Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership. Bond
Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect and Bond Connect programs, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
The Fund may also invest a portion of its assets in Russian securities. The U.S. and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. The Fund may be prohibited from investing in securities issued by compa-
nies subject to such sanctions. In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. Such sanctions could adversely affect Russia’s economy, possibly forcing the economy into a recession. These risks could affect the value of the Fund’s portfolio.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 10/31/21. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.

Templeton Emerging Markets Fund
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
28, 2021
(unaudited)
Year Ended August 31,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $17.58 $16.09 $16.90 $18.32 $13.92 $13.34
Income from investment operations:
Net investment income
a
............. 0.03 0.15 0.21
b
0.14 0.16 0.19
Net realized and unrealized gains (losses) 4.34 2.44 (0.27) (0.51) 4.39 1.67
Total from investment operations ........ 4.37 2.59 (0.06) (0.37) 4.55 1.86
Less distributions from:
Net investment income .............. (0.18) (0.60) (0.20) (0.25) (0.20) (0.31)
Net realized gains ................. (0.48) (0.55) (0.58) (0.87) — (0.97)
Total distributions ................... (0.66) (1.15) (0.78) (1.12) (0.20) (1.28)
Repurchase of shares .............. 0.01 0.05 0.03 0.07 0.05 —
Net asset value, end of period .......... $21.30 $17.58 $16.09 $16.90 $18.32 $13.92
Market value, end of period
c
........... $19.67 $15.38 $14.18 $14.61 $16.45 $12.56
Total return (based on market value per
share)
d
........................... 32.38% 16.45% 2.80% (5.14)% 33.10% 22.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.44% 1.52% 1.60% 1.38% 1.37% 1.39%
Expenses net of waiver and payments by
affiliates .......................... 1.44%
f
1.50% 1.58% 1.38%
f
1.37%
f,g
1.38%
Net investment income ............... 0.34% 0.90% 1.30%
b
0.79% 1.03% 1.49%
Supplemental data
Net assets, end of period (000’s) ........ $344,279 $285,668 $268,845 $287,115 $321,004 $250,642
Portfolio turnover rate ................ 8.49% 17.56% 21.56% 11.69% 20.38% 42.16%
Total outstanding borrowings on credit
facility at end of period (000’s) .......... $15,000 $15,000 $10,000 $— $— $—
Asset coverage per $1,000 of debt ...... $23,952 $20,045 $27,885 $— $— $—
a
Based on average daily shares outstanding.
b
Net investment income per share includes approximately $0.06 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.95%.
c
Based on the last sale on the New York Stock Exchange.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Templeton Emerging Markets Fund
Statement of Investments (unaudited), February 28, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks 97.4%
Brazil 2.9%
a
B2W Cia Digital .................. Internet & Direct Marketing Retail 66,200 $ 968,950
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 144,700 1,402,485
a
Lojas Americanas SA ............. Multiline Retail 574,820 2,359,878
a
M Dias Branco SA ................ Food Products 109,200 558,051
TOTVS SA ..................... Software 47,700 267,178
Vale SA ........................ Metals & Mining 261,139 4,405,804
9,962,346
Cambodia 0.3%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 730,000 966,646
China 29.8%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,024,819 30,794,976
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 360,000 128,777
a
Baidu, Inc., ADR ................. Interactive Media & Services 11,594 3,286,435
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 8,358,200 7,476,837
China Merchants Bank Co. Ltd., A .... Banks 337,500 2,661,443
China Merchants Bank Co. Ltd., H .... Banks 585,800 4,492,355
China Resources Cement Holdings Ltd. Construction Materials 3,225,100 3,837,174
China Resources Land Ltd. ......... Real Estate Management & Development 405,600 1,927,466
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 228,871 166,343
c
Flat Glass Group Co. Ltd., H ........ Semiconductors & Semiconductor Equipment 358,300 1,336,467
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 416,500 1,653,221
NetEase, Inc., ADR ............... Entertainment 19,485 2,140,427
Ping An Bank Co. Ltd., A ........... Banks 852,800 2,815,932
Ping An Insurance Group Co. of China
Ltd., A ....................... Insurance 215,136 2,829,999
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 40,000 494,983
a
Prosus NV ..................... Internet & Direct Marketing Retail 11,570 1,379,278
Tencent Holdings Ltd. ............. Interactive Media & Services 363,237 31,600,534
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 39,379 1,012,828
Uni-President China Holdings Ltd. .... Food Products 1,739,294 2,089,229
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 269,612 525,919
102,650,623
Czech Republic 0.3%
a,b
Moneta Money Bank A/S, 144A, Reg S Banks 243,000 885,997
a
Hong Kong 0.1%
Dairy Farm International Holdings Ltd. . Food & Staples Retailing 56,900 246,025
Hungary 0.8%
Richter Gedeon Nyrt. ............. Pharmaceuticals 97,008 2,759,650
India 6.7%
Apollo Hospitals Enterprise Ltd. ...... Health Care Providers & Services 9,702 401,144
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 60,969 2,993,079
Coal India Ltd. .................. Oil, Gas & Consumable Fuels 375,088 770,638
a
ICICI Bank Ltd. .................. Banks 1,521,061 12,429,733
Infosys Ltd. ..................... IT Services 268,602 4,577,577
Tata Investment Corp. Ltd. ......... Capital Markets 122,221 1,834,796
23,006,967

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Indonesia 0.6%
Astra International Tbk. PT ......... Automobiles 5,503,600 $ 2,076,592
Mexico 1.2%
a
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand, ADR ................. Banks 770,617 3,652,725
b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,845,731 546,909
4,199,634
Pakistan 0.3%
MCB Bank Ltd. .................. Banks 1,048,503 1,205,342
Peru 0.3%
Intercorp Financial Services, Inc. ..... Banks 34,920 1,204,740
Russia 6.0%
Gazprom PJSC, ADR ............. Oil, Gas & Consumable Fuels 198,196 1,146,419
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 85,666 6,383,096
a,b
Mail.Ru Group Ltd., GDR, Reg S ..... Interactive Media & Services 27,325 733,676
Sberbank of Russia PJSC, ADR ..... Banks 437,637 6,368,468
a
Yandex NV, A ................... Interactive Media & Services 96,749 6,190,485
20,822,144
South Africa 4.2%
a
Massmart Holdings Ltd. ............ Food & Staples Retailing 503,977 1,487,986
Naspers Ltd., N .................. Internet & Direct Marketing Retail 54,833 12,937,854
14,425,840
South Korea 21.8%
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 72,241 2,557,713
KT Skylife Co. Ltd. ............... Media 45,931 347,766
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 17,255 817,955
LG Corp. ....................... Industrial Conglomerates 100,761 8,369,443
NAVER Corp. ................... Interactive Media & Services 47,751 15,841,027
POSCO ....................... Metals & Mining 14,133 3,496,895
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 523,971 38,263,507
Samsung Life Insurance Co. Ltd. ..... Insurance 79,291 5,256,942
74,951,248
Taiwan 17.3%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 140,000 963,347
CTBC Financial Holding Co. Ltd. ..... Banks 320,000 229,629
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 1,338,712 5,375,333
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 4,400 519,799
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 260,000 8,341,074
PChome Online, Inc. .............. Internet & Direct Marketing Retail 237,482 701,641
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,982,689 43,294,895
59,425,718
Thailand 1.6%
Kasikornbank PCL ............... Banks 644,900 2,940,512
Kiatnakin Phatra Bank PCL ......... Banks 893,200 1,715,929
Thai Beverage PCL ............... Beverages 1,836,100 1,011,166
5,667,607

Templeton Emerging Markets Fund
Statement of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom 2.0%
Unilever plc ..................... Personal Products 129,916 $ 6,770,724
United States 1.2%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 57,634 4,234,946
Total Common Stocks (Cost $170,704,933) .....................................
335,462,789
Preferred Stocks 2.4%
Brazil 2.4%
d
Banco Bradesco SA, ADR, 4.35% .... Banks 970,024 4,015,899
d
Itau Unibanco Holding SA, ADR, 5.87% Banks 917,597 4,156,715
8,172,614
Total Preferred Stocks (Cost $7,689,212) .......................................
8,172,614
a a a a a
Escrows and Litigation Trusts 0.0%
a,e,f
Hemisphere Properties India Ltd.,
Escrow Account ................ 38,214 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $178,394,145) ...............................
343,635,403
Short Term Investments 4.4%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.4%
United States 4.4%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 15,278,100 15,278,100
Total Money Market Funds (Cost $15,278,100) ..................................
15,278,100
a a a a a
Total Short Term Investments (Cost $15,278,100 ) ................................
15,278,100
a a a
a
Total Investments (Cost $193,672,245) 104.2% ..................................
$358,913,503
i
Credit Facility (4.4)% .........................................................
(15,000,000)
Other Assets, less Liabilities 0.2% .............................................
364,998
Net Assets 100.0% ...........................................................
$344,278,501
a a a
See Abbreviations on page 22 .
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $2,295,359, representing 0.7% of net assets.
c
A portion or all of the security is on loan at February 28, 2021. See Note 1(c).
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
See Note 8 regarding restricted securities.
g
See Note 3(c) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.
i
See Note 9 regarding Credit Facility.

Templeton Emerging Markets Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2021 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Emerging
Markets Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $178,394,145
Cost - Non-controlled affiliates (Not e 3c ) ........................................................ 15,278,100
Value - Unaffiliated issuers (Includes securities loaned of $658,609) ................................... $343,635,403
Value - Non-controlled affiliates (Not e 3c ) ....................................................... 15,278,100
Receivables:
Investment securities sold ................................................................... 912,766
Dividends ............................................................................... 1,247,884
Total assets .......................................................................... 361,074,153
Liabilities:
Payables:
Investment securities purchased .............................................................. 346,786
Credit facility (Note 9 ) ...................................................................... 15,000,000
Management fees ......................................................................... 344,416
Trustees' fees and expenses ................................................................. 265
Accrued interest expense (Not e 9 ) ............................................................ 51,951
Deferred tax ............................................................................... 920,361
Accrued expenses and other liabilities ........................................................... 131,873
Total liabilities ......................................................................... 16,795,652
Net assets, at value ................................................................. $344,278,501
Net assets consist of:
Paid-in capital ............................................................................. $184,583,995
Total distributable earnings (losses) ............................................................. 159,694,506
Net assets, at value ................................................................. $344,278,501
Shares outstanding ......................................................................... 16,166,143
Net asset value per share .................................................................... $21.30

Templeton Emerging Markets Fund
Financial Statements
Statement of Operations
for the six months ended February 28, 2021 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Emerging
Markets Fund
Investment income:
Dividends: (net of foreign taxes of $553,673)
Unaffiliated issuers ........................................................................ $2,781,580
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 6,728
Total investment income ................................................................... 2,788,308
Expenses:
Management fees (Note 3 a ) ................................................................... 1,962,527
Interest expense (Note 9 ) ..................................................................... 88,726
Tran sfer agent fees ......................................................................... 27,376
Custodian fees ............................................................................ 33,110
Reports to shareholders ...................................................................... 12,486
Registration and filing fees .................................................................... 12,723
Professional fees ........................................................................... 94,507
Trustees' fees and expenses .................................................................. 19,070
Other .................................................................................... 16,342
Total expenses ......................................................................... 2,266,867
Expenses waived/paid by affiliates (Note 3c) ................................................... (9,142)
Net expenses ......................................................................... 2,257,725
Net investment income ................................................................ 530,583
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 5,272,660
Foreign currency transactions ................................................................ (30,742)
Net realized gain (loss) .................................................................. 5,241,918
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 65,762,984
Translation of other assets and liabilities denominated in foreign currencies .............................. (41,921)
Change in deferred taxes on unrealized appreciation ............................................... (869,239)
Net change in unrealized appreciation (depreciation) ............................................ 64,851,824
Net realized and unrealized gain (loss) ............................................................ 70,093,742
Net increase (decrease) in net assets resulting from operations .......................................... $70,624,325

Templeton Emerging Markets Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Emerging Markets Fund
Six Months Ended
February 28, 2021
(unaudited)
Year Ended
August 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $530,583 $2,401,738
Net realized gain (loss) ................................................. 5,241,918 10,211,171
Net change in unrealized appreciation (depreciation) ........................... 64,851,824 29,492,075
Net increase (decrease) in net assets resulting from operations ................ 70,624,325 42,104,984
Distributions to shareholders .............................................. (10,624,047) (19,047,626)
Capital share transactions from – repurchase of shares (Note 2 ) .................... (1,389,778) (6,234,813)
Net increase (decrease) in net assets ................................... 58,610,500 16,822,545
Net assets:
Beginning of period ..................................................... 285,668,001 268,845,456
End of period .......................................................... $344,278,501 $285,668,001

Templeton Emerging Markets Fund

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Emerging Markets Fund (Fund) is
registered under the Investment Company Act of 1940 (1940
Act) as a closed-end management investment company and
applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Fund's business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 28, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund received $732,227 in U.S. Government and
Agency securities as collateral. The Fund may receive
income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately in the
Statement of Operations. The Fund bears the market risk
with respect to any cash collateral investment, securities
loaned, and the risk that the agent may default on its
obligations to the Fund. If the borrower defaults on its
obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and  excise taxes. As a result, no provision
for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2021, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2021, there were an unlimited number of shares authorized (without par value). During the periods ended
February 28, 2021 and August 31, 2020 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 1,918,964 shares. Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 28, 2021
Year Ended
August 31, 2020
Shares Amount Shares Amount
Shares repurchased ...................... 87,100 $1,389,778 451,370 $6,234,813
Weighted average discount of market price to net
asset value of shares repurchased .......... 11.70% 12.52%
Subsidiary Affiliation
Templeton Asset Management Ltd. (TAML) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML)* Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:
For the period ended February 28, 2021, the annualized gross effective investment management fee rate was 1.250% of the
Fund’s average daily net assets.
*On March 8, 2021, the shareholders of the Fund approved a new subadvisory agreement between TAML and FTIML. The subadvisory fee will be paid by TAML and will not be an additional expense of the Fund. The new agreement became effective on April 1, 2021.
b. Administrative Fees
Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended February 28, 2021, the Fund held investments in affiliated management investment companies as follows:
Annualized Fee Rate Net Assets
1.250% Up to and including $1 billion
1.200% Over $1 billion, up to and including $5 billion
1.150% Over $5 billion, up to and including $10 billion
1.100% Over $10 billion, up to and including $15 billion
1.050% Over $15 billion, up to and including $20 billion
1.000% In excess of $20 billion
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $19,017,262 $25,361,813 $(29,100,975) $— $— $15,278,100 15,278,100 $—
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $2,133,558 $(2,133,558) $ — $ — $— — $—
Total Affiliated Securities .... $19,017,262 $27,495,371 $(31,234,533) $— $— $15,278,100 $—
3. Transactions with Affiliates
(continued)

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Income Taxes
At February 28, 2021, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares, corporate actions and wash sales.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2021, aggregated
$26,249,809 and $34,692,890, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
The United States and other nations have imposed and could impose additional sanctions on certain issuers in Russia due to regional conflicts. These sanctions could result in the devaluation of Russia’s currency, a downgrade in Russian issuers’ credit ratings, or a decline in the value and liquidity of Russian stocks or other securities. Such sanctions could also adversely affect
Russia’s economy. The Fund may be prohibited from investing in securities issued by companies subject to such sanctions.
In addition, if the Fund holds the securities of an issuer that is subject to such sanctions, an immediate freeze of that issuer’s securities could result, impairing the ability of the Fund to buy, sell, receive or deliver those securities. There is also the risk that countermeasures could be taken by Russia’s government, which could involve the seizure of the Fund’s assets. These risks could affect the value of the Fund's portfolio. While the Fund holds securities of certain issuers impacted by the sanctions, existing investments do not presently violate the applicable terms and conditions of the sanctions. The sanctions currently do not affect the Fund's ability to sell these securities. At February 28, 2021, the Fund had 6.0% of its net assets invested in
Russia.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $201,172,757
Unrealized appreciation ........................................................................ $175,187,383
Unrealized depreciation ........................................................................ (17,446,637)
Net unrealized appreciation (depreciation) .......................................................... $157,740,746

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At February 28, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
9. Credit Facility
The Fund participates in a senior secured revolving credit facility agreement (Credit Facility) with The Bank of Nova Scotia
(BNS) pursuant to which the Fund may borrow up to a maximum commitment amount of $15 million. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy. Effective
November 25, 2020, the Fund renewed the Credit Facility for $15 million, for a one-year term, maturing on November 24,
2021.
Under the terms of the Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund at the applicable rate, pay an annual commitment fee of 0.25% based on the unused portion of the Credit Facility or 0.15%
whenever the outstanding borrowings exceed 75% of the commitment amount. As security for the obligations of the Fund under the Credit Facility, the Fund has granted to BNS a security interest in the assets of the Fund.
At February 28, 2021, the Fund had outstanding borrowings of $15,000,000, which approximates fair value, and incurred interest expenses at a rate equal to the 6-month U.S. Dollar London Interbank Offered Rate plus 0.85%. The borrowings are categorized as Level 2 within the fair value hierarchy. The average borrowings and the average interest rate for the days with outstanding borrowings during the period ended February 28, 2021, were $15,000,000 and 2.37%, respectively.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)
Shares Issuer
Acquisition
Date Cost Value
Templeton Emerging Markets Fund
38,214 Hemisphere Properties India Ltd., Escrow Account ... 10/30/20 $ — $ —
Total Restricted Securities (Value is —% of Net Assets) .............. $— $—

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 28, 2021, in valuing the Fund’s assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ............................... $ 9,962,346 $ — $ — $ 9,962,346
Cambodia ............................ — 966,646 — 966,646
China ............................... 6,439,690 96,210,933 — 102,650,623
Czech Republic ....................... — 885,997 — 885,997
Hong Kong ........................... — 246,025 — 246,025
Hungary ............................. — 2,759,650 — 2,759,650
India ................................ — 23,006,967 — 23,006,967
Indonesia ............................ — 2,076,592 — 2,076,592
Mexico .............................. 4,199,634 — — 4,199,634
Pakistan ............................. 1,205,342 — — 1,205,342
Peru ................................ 1,204,740 — — 1,204,740
Russia .............................. 6,924,161 13,897,983 — 20,822,144
South Africa .......................... 1,487,986 12,937,854 — 14,425,840
South Korea .......................... — 74,951,248 — 74,951,248
Taiwan .............................. — 59,425,718 — 59,425,718
Thailand ............................. — 5,667,607 — 5,667,607
United Kingdom ....................... — 6,770,724 — 6,770,724
United States ......................... 4,234,946 — — 4,234,946
Preferred Stocks ........................ 8,172,614 — — 8,172,614
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 15,278,100 — — 15,278,100
Total Investments in Securities ........... $59,109,559 $299,803,944
b
$— $358,913,503
a
Includes securities determined to have no value at February 28, 2021.
b
Includes foreign securities valued at $299,803,944, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Emerging Markets Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
Abbreviations
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt

Templeton Emerging Markets Fund
Tax Information (unaudited)

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Semiannual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
At August 31, 2020, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue
Code. This written statement will allow shareholders of record on December 15, 2020, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund, to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.
Foreign Tax
Paid Per
Share
Foreign Source
Income
Per Share
Foreign Source Qualified
Dividends Per Share
$0.0469 $0.2721 $0.2485

Templeton Emerging Markets Fund
Important Information to Shareholders

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Semiannual Report
Share Repurchase Program
The Fund’s Board previously authorized the Fund to
repurchase up to 10% of the Fund’s outstanding shares in
open-market transactions, at the discretion of management.
This authorization remains in effect.
In exercising its discretion consistent with its portfolio
management responsibilities, the investment manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Sub-advisory Agreement
At the March 8, 2021, Annual Meeting of Shareholders of
Templeton Emerging Markets Fund, shareholders approved
a new sub-advisory agreement between Templeton Asset
Management Ltd. (“TAML”), the investment manager to the
Fund, and Franklin Templeton Investment Management
Limited (“FTIML”)(the “FTIML Sub-Advisory Agreement”).
The FTIML Sub-Advisory Agreement became effective April
1, 2021. The FTIML Sub-Advisory Agreement allows Andrew
Ness to serve as a portfolio manager for the Fund. Chetan
Sehgal, who was the sole portfolio manager of the Fund
continues serving as a portfolio manager. Messrs. Sehgal
and Ness will serve as co-lead portfolio managers for the
Fund. Mr. Ness is a seasoned emerging markets equity
portfolio manager who joined Franklin Templeton (“FT”) in
2018. Since then, he has jointly managed the FT Global
Emerging Markets Strategy across FT’s affiliated entities
with Mr. Sehgal. Messrs. Sehgal and Ness are currently co-
portfolio managers of the Luxembourg and United Kingdom
domiciled vehicles within the FT Global Emerging Markets
Equity Strategy, which follow a similar investment process to the Fund.
The FTIML Sub-Advisory Agreement will have no impact
upon the Fund’s expenses because the Fund will continue to
pay the same amount of compensation to TAML.
Approval of Renewed Borrowing Arrangements
On October 20, 2020, the Board approved the renewal
of the Fund’s existing committed, senior, secured line of
credit facility (“Existing Credit Facility”) with The Bank of
Nova Scotia for an additional one-year term (“Credit Facility
Renewal”). The terms of the Credit Facility Renewal are the
same as the terms of the Existing Credit Facility with the
exception of there being an increase in the Applicable Margin with respect to London Inter-Bank Offered Rate (LIBOR)
Loans from 80bp to 85bp.
The purpose of the Credit Facility Renewal is to provide
the Fund with a continuing source of funds to purchase
additional investments in the ordinary course of business
and pursue certain investment strategies. Given the
permanent capital structure and the absence of daily liquidity requirements, the Fund’s closed-end fund structure is
particularly well-suited for leverage. Management believes
that the Fund would continue to benefit from the use of low-
cost debt capital presently afforded by the Existing Credit
Facility for an additional one year period in order to invest in higher return equity assets over the long-term. Management
continues to believe that it remains an appropriate time to
continue this strategy as the outlook for emerging markets is positive and interest rates remain low, so potential long-term returns could exceed the cost of the debt. Further, while
leverage has the potential to increase volatility, Management believes that the Fund’s ongoing accretive buyback program
will continue to serve to mitigate the market price volatility of the Fund.
Agreement and Declaration of Trust and By-Laws
On January 21, 2021, the Fund’s Board approved changes
to the Fund’s Agreement and Declaration of Trust (the
“Declaration of Trust”) and the Fund’s By-Laws (the “By-
Laws” and, together with the Declaration of Trust, the
“Governing Instruments”), which were immediately effective.
The Declaration of Trust was amended to provide as follows:

Templeton Emerging Markets Fund
Important Information to Shareholders

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Semiannual Report
- To qualify for nomination and service as a Trustee,
individuals must meet certain additional qualifications,
including that individuals may be disqualified if they engaged in disabling conduct outlined in the Declaration of Trust.
- Individuals that are associated with other investment
vehicles and investment advisers may not be eligible for
nomination and service as a Trustee if the Board finds that
such associations have conflicts of interest with the long-
term best interests of the Fund, impede the ability of the
nominee to perform, or impede the free-flow of information
from management.
- Individuals that are acting in concert with control persons of investment companies in violation of Section 12(d)(1) of the
1940 Act shall be disqualified from nomination and service
as a Trustee.
- Only the Board may amend the By-Laws.
- The Trustees shall be subject to the fiduciary duties and the business judgment rule under Delaware Corporate Law and
the appointment, designation or identification of a Trustee
as the Chair of the Board, a member or chair of a committee
of the Trustees, an expert on any topic or in any area, or the lead independent Trustee, or any other special appointment,
designation or identification of a Trustee does not affect this standard.
- Unless otherwise expressly provided in the Declaration
of Trust or required by federal law, the Trustees shall act in their sole discretion and may take any action or exercise any power without any vote or consent of the shareholders.
The By-Laws were amended to provide as follows:
- Only the Board may amend the By-Laws.
- Shareholder proponents must provide proof of Fund
holdings when notice of a proposal is received by the
secretary of the Trust.
- Notice from a shareholder proponent with respect to a
Trustee nominee must also include an indication of whether
such nominee is or will be an “interested person” of the Trust and the consent of the person to be named as nominee.
Such notice must also provide the nominee information
for any proposed substitute nominee in the event that a
proposed nominee is unwilling or unable to serve, including
by reason of any disqualification.
- A Trustee questionnaire and any supplemental information
reasonably requested by the Trust must be completed,
executed and returned to the Trust within 5 business days of receipt.
- For purposes of disclosing the number of shares which
are beneficially owned by a proponent shareholder, shares
“beneficially owned” shall have the meaning in Rules
13d-3 and 13d-5 under the Exchange Act (i.e., possessing
investment or voting discretion) and include shares the
shareholder has the right to acquire pursuant to any
agreement or upon exercise of conversion rights or warrants, or otherwise.
- No shareholder proposal may be brought before an annual
meeting, unless shareholders have power to vote on the
subject matter of the shareholder proposal, whether or not
submitted as a precatory recommendation to the Board.
- If a meeting is postponed or adjourned and a new record
date is set, any proxy received from a shareholder with
respect to the original record date will remain in full force and effect with respect to shares held by the shareholder on the new record date, unless explicitly revoked.
- The chairperson of the Board, or in the absence of the
chairperson of the Board, the president of the Trust, any vice president or other authorized officer of the Trust, may adopt rules for the orderly conduct of shareholder meetings.
- In the event of a vacancy on the Board, the size of the
Board is automatically reduced until the Board increases the size of the Board.
- The Board may require all of its members (including
nominees) to agree in writing as to matters of corporate
governance, business ethics and confidentiality, including a background check.
- The Board or the shareholders may ratify any act,
omission, failure to act or determination made not to act by the Trust or its officers to the extent that the Board or the shareholders could have originally authorized the act.
The Declaration of Trust and the By-Laws may be inspected
in their entirety upon request to the Franklin Templeton
Companies, LLC, Attention: Fund Secretary, 300 S.E. 2nd
Street, Fort Lauderdale, FL 33301.

Templeton Emerging Markets Fund
Annual Meeting of Shareholders

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Semiannual Report
The Annual Meeting of Shareholders of Templeton Emerging Markets Fund (the “Fund”) was held at the Fund’s offices, 300
S.E. 2nd Street, Fort Lauderdale, Florida, on March 8, 2021. The purpose of the meeting was to elect four Trustees of the
Fund, to approve a new Subadvisory Agreement with Franklin Templeton Investment Management Limited and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending August 31, 2021. At the meeting, the following persons were elected by the shareholders to serve as Trustees of the Fund: Ann Torre Bates, David W. Niemiec, Larry D. Thompson and Robert E. Wade.* The proposals to approve a new Subadvisory Agreement with Franklin Templeton Investment Management Limited and the ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending
August 31, 2021, were approved by shareholders. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of four Trustees:
There were no broker non-votes received with respect to this item.
2. To approve a new Subadvisory Agreement with Franklin Templeton Investment Management Limited:
3. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending August 31, 2010:
* Harris J. Ashton, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig and
Constantine D. Tseretopoulos are Trustees of the Fund who are currently serving and whose terms of office continued after the
Annual Meeting of Shareholders.
Term Expiring 2024 For
% of
Outstanding
Shares
% of
Shares
Present Withheld
% of
Outstanding
Shares
% of
Shares
Present
Ann Torre Bates 10,300,257 63.70% 79.66% 2,629,999 16.26% 20.34%
David W. Niemiec 10,239,597 63.32% 79.19% 2,690,659 16.64% 20.81%
Larry D. Thompson 10,265,270 63.48% 79.39% 2,664,986 16.48% 20.61%
Robert E. Wade 10,233,204 63.28% 79.14% 2,697,052 16.68% 20.86%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 10,112,883 62.54% 78.21%
Against 178,587 1.10% 1.38%
Abstain 116,120 0.72% 0.90%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For 12,743,205 78.81% 98.55%
Against 71,819 0.44% 0.56%
Abstain 115,232 0.71% 0.89%

Templeton Emerging Markets Fund

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Annual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
Shareholders must affirmatively elect to participate in the Plan. If you decide to use this service, share dividends and capital gains distributions will be reinvested automatically in shares of the Fund for your account.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least
$100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to American Stock Transfer and Trust Company, LLC (the “Plan Administrator”) and sent to American
Stock Transfer and Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560 Attention: Templeton
Emerging Markets Fund. The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
A participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to
American Stock Transfer and Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon
withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at the current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms & Conditions located at the back of this report.

Templeton Emerging Markets Fund
Dividend Reinvestment and Cash Purchase Plan

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Annual Report
Transfer Agent
American Stock Transfer and Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.astfinancial.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or saving account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.astfinancial.com or dial (800)
416-5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at American Stock Transfer and Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact American Stock Transfer and Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Emerging Markets Fund are traded on the New York Stock Exchange under the symbol “EMF.”
Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to American Stock Transfer and Trust Company, LLC’s web site at www.
astfinancial.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Emerging Markets Fund, 100
Fountain Parkway, P.O. Box 33030, St. Petersburg, FL 33733-8030.

Templeton Emerging Markets Fund
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON EMERGING MARKETS FUND
(Fund)
At a meeting held on February 23, 2021 (Meeting), the
Board of Trustees (Board) of the Fund, including a majority
of the trustees who are not “interested persons” as defined
in the Investment Company Act of 1940 (Independent
Trustees), reviewed and approved the continuance of the
investment management agreement between Templeton
Asset Management Ltd. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to
the Meeting, the Independent Trustees held a telephonic
contract renewal meeting at which the Independent Trustees
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters and, in some cases,
requested additional information from the Manager relating
to the contract. The Board reviewed and considered all of
the factors it deemed relevant in approving the continuance
of the Management Agreement, including, but not limited to:
(i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund;
(iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are
realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to the
mutual fund business as evidenced by its reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to
the services provided to the Fund by the FT organization.
The Board specifically noted FT’s commitment to enhancing
services and controlling costs, as reflected in its outsourcing of certain administrative functions, and growth opportunities, as evidenced by its recent acquisition of the Legg Mason
companies.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Templeton Emerging Markets Fund
Shareholder Information

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Semiannual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2020. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged closed-end emerging markets funds. The
Board noted that the Fund’s annualized income return for the one-, five- and 10-year periods was equal to the median of
its Performance Universe, but for the three year period was
below the median of its Performance Universe. The Board
also noted that the Fund’s annualized total return for the
one-, three- and five-year periods was above the median of
its Performance Universe, and for the ten-year period was
equal to the median of its Performance Universe. The Board
noted management’s explanation that the Performance
Universe was very small and consisted of only three
closed-end funds. The Board concluded that the Fund’s
performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected
by Broadridge (Expense Group). Broadridge fee and
expense data is based upon information taken from each
fund’s most recent annual report, which reflects historical
asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that
expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and two
other leveraged closed-end emerging markets funds. The
Board noted the small size of the Fund’s Expense Group,
which included only three funds, and that therefore no
quintile information was provided for the Fund. The Board
further noted that the Fund’s Management Rate, while the
most expensive and ranked third in the small Expense
Group, was only approximately 5 basis points higher than
the Management Rate that ranked second in the Expense
Group. The Board also noted that the Fund’s actual total
expense ratio was the least expensive of the three funds in
the Expense Group. The Board further noted management’s
explanation that the above median Management Rate is due
to cost factors relating to the Fund’s operations, such as the quality and experience of its portfolio manager and research staff, and the depth of the Manager’s physical presence
and coverage in the geographical areas in which the Fund
invests. The Board concluded that the Management Rate
charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2020, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board further
noted management’s representation that the profitability
analysis excluded the impact of the recent acquisition of
the Legg Mason companies and that management expects
to incorporate the legacy Legg Mason companies into the
profitability analysis beginning next year. The Board also
noted that PricewaterhouseCoopers LLP, auditor to FRI

Templeton Emerging Markets Fund
Shareholder Information

franklintempleton.com
Semiannual Report
and certain FT funds, has been engaged by the Manager to
periodically review and assess the allocation methodologies
to be used solely by the Fund’s Board with respect to the
profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-
end fund, the Board believes at some point an increase in
size may lead to economies of scale that would be shared
with the Fund and its shareholders. The Board noted the
existence of management fee breakpoints, which operate
generally to share any economies of scale with the Fund’s
shareholders by reducing the Fund’s effective management
fees as the Fund grows in size. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole.
The Board concluded that to the extent economies of scale
may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits
with the Fund and its shareholders as the Fund grows. The
Board recognized that, given the decline in assets for the
Fund, the Fund is not expected to experience additional
economies of scale in the foreseeable future.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Fund files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

franklintempleton.com
Not part of the semiannual report
1. American Stock Transfer and Trust Company, LLC
(“AST”), will act as Plan Administrator and will open an
account for participating shareholders (“participant”) under the Dividend Reinvestment and Cash Purchase Plan (the
“Plan”) in the same name as that in which the participant’s
present shares are registered, and put the Plan into effect
as of the first record date for a dividend or capital gains
distribution after AST receives the authorization duly
executed by such participant.
2. Whenever Templeton Emerging Markets Fund (the
“Fund”) declares a distribution from capital gains or an
income dividend payable in either cash or shares of the
Fund (“Fund shares”), if the market price per share on the
valuation date equals or exceeds the net asset value per
share, participants will receive such dividend or distribution entirely in Fund shares, and AST shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital gains distribution or dividend payable to participating holders by the net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if the
Fund’s net asset value per share exceeds the market price
per share on the valuation date, AST shall apply the amount
of such dividend or distribution payable to participants to
the purchase of Fund shares on the open market (less their
pro rata share of trading fees incurred with respect to open market purchases in connection with the reinvestment of
such dividend or distribution). If, before AST has completed its purchases, the market price exceeds the net asset value
per share, the average per share purchase price paid by
AST may exceed the net asset value of the Fund’s shares,
resulting in the acquisition of fewer shares than if the
dividend or capital gains distribution had been paid in shares issued by the Fund at net asset value per share. Such
purchases will be made promptly after the payable date for
such dividend or distribution, and in no event more than 30
days after such date except where temporary curtailment
or suspension of purchase is necessary to comply with
applicable provisions of the Federal securities laws.
4. A participant has the option of submitting additional
payments to AST, in any amounts of at least $100, up to a
maximum of $5,000 per month, for the purchase of Fund
shares for his or her account. These payments may be
made electronically through AST at www.astfinancial.com
or by check payable to “American Stock Transfer and Trust
Company, LLC” and sent to American Stock Transfer and
Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Emerging
Markets Fund. AST shall apply such payments (less a $5.00
service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market, as discussed
below in paragraph 6. AST shall make such purchases
promptly on approximately the 15th of each month or,
during a month in which a dividend or distribution is paid,
beginning on the dividend payment date, and in no event
more than 30 days after receipt, except where necessary
to comply with provisions of the Federal securities laws.
Any voluntary payment received less than two business
days before an investment date shall be invested during the
following month unless there are more than 30 days until the next investment date, in which case such payment will be
returned to the participant. AST shall return to the participant his or her entire voluntary cash payment upon written notice of withdrawal received by AST not less than 48 hours before
such payment is to be invested. Such written notice shall
be sent to AST by the participant, as discussed below in
paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as AST shall determine. Participant funds held by AST uninvested will not bear interest, and it is understood that, in any event, AST shall have no liability in connection with any inability to purchase Fund shares within 30 days
after the payable date for any dividend or distribution as
herein provided, or with the timing of any purchases effected.

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
AST shall have no responsibility as to the value of the Fund shares acquired for participant accounts. For the purposes
of purchases in the open market, AST may aggregate
purchases with those of other participants, and the average
price (including trading fees) of all shares purchased by AST shall be the price per share allocable to all participants.
7. AST will hold shares acquired pursuant to this Plan,
together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee. AST will forward to participants any proxy solicitation material and will vote any shares so held for participants only in
accordance with the proxies returned by participants to the
Fund. Upon written request, AST will deliver to participants, without charge, a certificate or certificates for all or a portion of the full shares held by AST.
8. AST will confirm to participants each acquisition made
for an account as soon as practicable but not later than
ten business days after the date thereof. AST will send to
participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, AST will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by AST for participants will be credited to participant accounts. In the event that the Fund makes
available to its shareholders transferable rights to purchase additional Fund shares or other securities, AST will sell such rights and apply the proceeds of the sale to the purchase
of additional Fund shares for the participant accounts. The
shares held for participants under the Plan will be added
to underlying shares held by participants in calculating the number of rights to be issued.
10. AST’s service charge for capital gains or income dividend purchases will be paid by the Fund when shares are issued
by the Fund or purchased on the open market. AST will
deduct a $5.00 service charge from each voluntary cash
payment. Participants will be charged a pro rata share of
trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying AST in writing. Such withdrawal or termination
will be effective immediately if notice is received by AST
not less than two days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend
or distribution or voluntary cash payment. The Plan may
be terminated by AST or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, AST will cause a certificate or certificates for the full shares held by AST for participants and cash adjustment for any fractional shares (valued at the market value of
the shares at the time of withdrawal or termination) to be
delivered to participants, less any trading fees. Alternatively, a participant may elect by written notice to AST to have
AST sell part or all of the shares held for him and to remit the proceeds to him. AST is authorized to deduct a $15.00
service charge and a $0.12 per share trading fee for this
transaction from the proceeds. If a participant disposes of
all shares registered in his name on the books of the Fund,
AST may, at its option, terminate the participant’s account or determine from the participant whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by AST or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
AST receives written notice of the termination of a participant account under the Plan. Any such amendment may include
an appointment by AST in its place and stead of a successor
Plan Administrator under these terms and conditions, with
full power and authority to perform all or any of the acts to be performed by AST under these terms and conditions.
Upon any such appointment of a Plan Administrator for
the purpose of receiving dividends and distributions, the
Fund will be authorized to pay to such successor Plan
Administrator, for a participant’s account, all dividends and distributions payable on Fund shares held in a participant’s name or under the Plan for retention or application by such
successor Plan Administrator as provided in these terms and
conditions.

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
13. AST shall at all times act in good faith and agree to
use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage due to errors unless such error is caused by AST’s negligence,
bad faith or willful misconduct or that of its employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given or made by the participant to AST shall be in writing addressed to American Stock Transfer and Trust Company, LLC, P.O.
Box 922, Wall Street Station, New York, NY 10269- 0560,
Attention: Templeton Emerging Markets Fund, or www.
astfinancial.com or such other address as AST shall furnish
to the participant, and shall have been deemed to be given
or made when received by AST.
15. Any notice or other communication which by any
provision of the Plan is required to be given by AST to the
participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
AST’s records. The participant agrees to notify AST promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLEMF S 04/21
© 2021 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Emerging Markets Fund
Investment Manager Transfer Agent Fund Information
Templeton Asset
Management Ltd.
American Stock Transfer & Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number: (800) 416-5585
Hearing Impaired Number: (866) 703-9077
International Phone Number:
(718) 921-8124
www.astfinancial.com
(800) DIAL BEN
®
/
342-5236

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are:  David W. Niemiec, Ann Torre Bates and Constantine D. Tseretopoulos.

Item 6. Schedule of Investments.
  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Program	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
Month #1 (9/1/20 - 9/30/20)	35,406.000	15.36	35,406.000	1,808,146.00
Month #2 (10/1/20 - 10/31/20)	34,640.000	15.84	34,640.000	1,773,506.00
Month #3 (11/1/20 - 11/30/20)	12,654.000	16.85	12,654.000	1,760,852.00
Month #4 (12/1/20 - 12/31/20)	-	-	-	1,760,852.00
Month #5 (1/1/21 - 1/31/21)	4,400.000	19.11	4,400.000	1,756,452.00
Month #6 (2/1/21 - 2/28/21)	-	-		1,756,452.00
Total	87,100.000		87,100.000

The Board previously authorized an open-market share repurchase program pursuant to which the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Effective February 26, 2013, the Board approved a modification to the Fund’s previously announced open-market share repurchase program to authorize the Fund to repurchase up to 10% of the Fund’s shares outstanding in open market transactions as of that date, at the discretion of management. Since the inception of the program, the Fund had repurchased a total of 1,918,964 shares.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.
For the six months ended February 28, 2021, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$ 7,407
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$ 614
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ -
Administrative fees not included in a revenue split	$ -
Indemnification fees not included in a revenue split	$ -
Rebate (paid to borrower)	$ 8
Other fees not included above	$ 57
Aggregate fees/compensation paid by the Fund for securities lending activities	$ 679
Net income from securities lending activities	$ 6 ,728

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By S\Matthew T. Hinkle_______
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date April 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\Matthew T. Hinkle_______
      Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date April 23, 2021

By  S\Robert G. Kubilis ______
      Robert G. Kubilis
      Chief Financial Officer and Chief Accounting Officer
Date April 23, 2021